Eaton Vance

Senior Floating-Rate Trust

July 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 135.2%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 2.3%
Dynasty Acquisition Co., Inc.
Term Loan, 6.33%, (3 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		488	$491,353
IAP Worldwide Services, Inc.
Revolving Loan, 1.46%, (3 mo. USD LIBOR + 5.50%), Maturing July 19, 2021(2)		311	305,350
Term Loan - Second Lien, 8.83%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2020(3)		409	327,416
TransDigm, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing June 9, 2023		6,198	6,166,672
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing August 22, 2024		2,539	2,522,377
Wesco Aircraft Hardware Corp.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing November 30, 2020		841	837,258
WP CPP Holdings, LLC
Term Loan, 6.01%, (USD LIBOR + 3.75%), Maturing April 30, 2025(4)		1,889	1,891,513

			$12,541,939

Automotive — 3.5%
Adient US, LLC
Term Loan, 6.87%, (USD LIBOR + 4.25%), Maturing May 6, 2024(4)		1,400	$1,349,834
American Axle and Manufacturing, Inc.
Term Loan, 4.52%, (USD LIBOR + 2.25%), Maturing April 6, 2024(4)		2,477	2,438,020
Apro, LLC
Term Loan, 6.30%, (2 mo. USD LIBOR + 4.00%), Maturing August 8, 2024		265	265,477
Belron Finance US, LLC
Term Loan, 5.07%, (3 mo. USD LIBOR + 2.50%), Maturing November 7, 2024		517	518,579
Chassix, Inc.
Term Loan, 8.06%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)		1,330	1,328,088
Dayco Products, LLC
Term Loan, 6.77%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		1,004	951,253
Garrett LX III S.a.r.l.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing September 27, 2025	EUR	450	496,074
Term Loan, 4.82%, (3 mo. USD LIBOR + 2.50%), Maturing September 27, 2025		248	245,796
IAA, Inc.
Term Loan, 4.63%, (3 mo. USD LIBOR + 2.25%), Maturing June 28, 2026		575	579,313
L&W, Inc.
Term Loan, 6.23%, (1 mo. USD LIBOR + 4.00%), Maturing May 22, 2025		767	744,232
Panther BF Aggregator 2 L.P.
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing April 30, 2026		3,450	3,455,347
Tenneco, Inc.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		3,458	3,220,778
Thor Industries, Inc.
Term Loan, 6.19%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026		1,192	1,181,213

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
TI Group Automotive Systems, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	770	$851,325
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022		897	895,529
Tower Automotive Holdings USA, LLC
Term Loan, 5.13%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024		938	941,173

			$19,462,031

Beverage and Tobacco — 0.8%
Arterra Wines Canada, Inc.
Term Loan, 5.17%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		2,442	$2,441,820
Flavors Holdings, Inc.
Term Loan, 8.08%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020		950	883,425
Term Loan - Second Lien, 12.33%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021		1,000	825,000

			$4,150,245

Brokerage/Securities Dealers/Investment Houses — 0.2%
Advisor Group, Inc.
Term Loan, 6.10%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025		546	$546,421
OZ Management L.P.
Term Loan, 7.19%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023		143	143,000
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 9.76%, (3 mo. USD LIBOR + 7.50%), Maturing April 30, 2023		550	554,125

			$1,243,546

Building and Development — 4.0%
American Builders & Contractors Supply Co., Inc.
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2023		2,615	$2,604,191
Beacon Roofing Supply, Inc.
Term Loan, 4.62%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025		568	566,117
Brookfield Property REIT, Inc.
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025		943	926,148
Core & Main L.P.
Term Loan, 5.24%, (USD LIBOR + 2.75%), Maturing August 1, 2024(4)		1,064	1,064,849
CPG International, Inc.
Term Loan, 5.93%, (6 mo. USD LIBOR + 3.75%), Maturing May 5, 2024		1,854	1,839,365
DTZ U.S. Borrower, LLC
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing August 21, 2025		5,360	5,388,532
Henry Company, LLC
Term Loan, 6.23%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023		391	392,288
NCI Building Systems, Inc.
Term Loan, 6.12%, (1 mo. USD LIBOR + 3.75%), Maturing April 12, 2025		744	728,078
Quikrete Holdings, Inc.
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023		2,524	2,505,785
RE/MAX International, Inc.
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		1,816	1,809,461
Realogy Group, LLC
Term Loan, 4.52%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025		556	531,427
Summit Materials Companies I, LLC
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024		591	589,892

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Werner FinCo L.P.
Term Loan, 6.33%, (3 mo. USD LIBOR + 4.00%), Maturing July 24, 2024		1,081	$1,053,100
WireCo WorldGroup, Inc.
Term Loan, 7.23%, (1 mo. USD LIBOR + 5.00%), Maturing September 30, 2023		559	560,586
Term Loan - Second Lien, 11.23%, (1 mo. USD LIBOR + 9.00%), Maturing September 30, 2024		1,175	1,169,125

			$21,728,944

Business Equipment and Services — 12.6%
Acosta Holdco, Inc.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021		2,033	$724,849
Adtalem Global Education, Inc.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		371	372,642
AlixPartners, LLP
Term Loan, 3.25%, (2 mo. EURIBOR + 3.25%), Maturing April 4, 2024	EUR	723	802,570
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing April 4, 2024		2,203	2,208,916
Allied Universal Holdco, LLC
Term Loan, Maturing July 10, 2026(2)		163	163,230
Term Loan, 6.51%, (3 mo. USD LIBOR + 4.25%), Maturing July 10, 2026		1,737	1,740,728
Altran Technologies S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing March 20, 2025	EUR	1,395	1,551,632
AppLovin Corporation
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2025		3,136	3,147,693
Belfor Holdings, Inc.
Term Loan, 6.23%, (1 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		500	506,250
Blitz F18-675 GmbH
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 31, 2025	EUR	1,500	1,667,765
Bracket Intermediate Holding Corp.
Term Loan, 6.82%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025		868	866,266
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.61%, (USD LIBOR + 4.25%), Maturing June 21, 2024(4)		515	496,878
Camelot UK Holdco Limited
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023		1,070	1,076,253
Ceridian HCM Holding, Inc.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing April 30, 2025		1,414	1,423,742
Change Healthcare Holdings, LLC
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing March 1, 2024		5,218	5,214,093
CM Acquisition Co.
Term Loan, 12.27%, (3 mo. USD LIBOR + 10.00%), Maturing July 26, 2023		210	212,675
Cypress Intermediate Holdings III, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing April 26, 2024		2,440	2,422,083
Deerfield Dakota Holding, LLC
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing February 13, 2025		1,496	1,461,144
EAB Global, Inc.
Term Loan, 6.38%, (USD LIBOR + 3.75%), Maturing November 15, 2024(4)		1,259	1,248,046
EIG Investors Corp.
Term Loan, 6.27%, (3 mo. USD LIBOR + 3.75%), Maturing February 9, 2023		3,000	2,973,568
Element Materials Technology Group US Holdings, Inc.
Term Loan, 6.15%, (6 mo. USD LIBOR + 3.50%), Maturing June 28, 2024		369	369,991

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Garda World Security Corporation
Term Loan, 6.02%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024		1,884	$1,889,864
Term Loan, 6.26%, (CIDOR + 4.25%), Maturing May 24, 2024	CAD	855	647,252
IG Investment Holdings, LLC
Term Loan, 6.27%, (USD LIBOR + 4.00%), Maturing May 23, 2025(4)		2,588	2,587,282
IRI Holdings, Inc.
Term Loan, 7.02%, (3 mo. USD LIBOR + 4.50%), Maturing December 1, 2025		1,990	1,929,056
Iron Mountain, Inc.
Term Loan, 3.98%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026		839	827,813
J.D. Power and Associates
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.75%), Maturing September 7, 2023		3,219	3,226,877
KAR Auction Services, Inc.
Term Loan, 4.63%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021		450	450,726
Kronos Incorporated
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023		5,692	5,704,517
KUEHG Corp.
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025		2,961	2,965,628
Term Loan - Second Lien, 10.58%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025		400	400,500
Monitronics International, Inc.
Term Loan, 10.00%, (USD Prime + 4.50%), Maturing September 30, 2022		1,691	1,603,113
PGX Holdings, Inc.
Term Loan, 7.49%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020		1,167	1,085,447
Ping Identity Corporation
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.75%), Maturing January 24, 2025		347	347,799
Pre-Paid Legal Services, Inc.
Term Loan, 7.75%, (USD Prime + 2.25%), Maturing May 1, 2025		460	459,817
Prime Security Services Borrower, LLC
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022		2,282	2,283,344
Red Ventures, LLC
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing November 8, 2024		1,399	1,405,052
SMG US Midco 2, Inc.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing January 23, 2025		222	221,910
Solera, LLC
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		2,272	2,267,708
Spin Holdco, Inc.
Term Loan, 5.57%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022		3,468	3,428,908
Tempo Acquisition, LLC
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		1,818	1,823,037
Vestcom Parent Holdings, Inc.
Term Loan, 6.23%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		482	457,944
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		245	241,709
West Corporation
Term Loan, 6.02%, (3 mo. USD LIBOR + 3.50%), Maturing October 10, 2024		322	298,021
Term Loan, 6.52%, (3 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		1,059	990,490
Zephyr Bidco Limited
Term Loan, 5.22%, (3 mo. GBP LIBOR + 4.50%), Maturing July 23, 2025	GBP	700	835,947

			$69,030,775

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Cable and Satellite Television — 5.6%
Altice France S.A.
Term Loan, 6.01%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026		742	$735,928
Term Loan, 6.33%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026		1,147	1,137,424
CSC Holdings, LLC
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		3,477	3,452,188
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		995	986,294
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026		1,234	1,226,654
Numericable Group S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	440	476,594
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		1,808	1,735,136
Radiate Holdco, LLC
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		1,841	1,821,031
Telenet Financing USD, LLC
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026		2,475	2,469,122
Unitymedia Finance, LLC
Term Loan, 4.60%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		950	949,911
Unitymedia Hessen GmbH & Co. KG
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing January 15, 2027	EUR	1,000	1,108,258
UPC Financing Partnership
Term Loan, 4.85%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		1,999	2,000,960
Virgin Media Bristol, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		6,725	6,747,414
Ziggo Secured Finance B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	2,200	2,437,262
Ziggo Secured Finance Partnership
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		3,475	3,459,797

			$30,743,973

Chemicals and Plastics — 6.8%
Alpha 3 B.V.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		1,293	$1,267,261
Aruba Investments, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		970	971,152
Axalta Coating Systems US Holdings, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		2,606	2,598,766
Chemours Company (The)
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing April 3, 2025	EUR	573	624,919
Emerald Performance Materials, LLC
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		497	496,721
Term Loan - Second Lien, 9.98%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022		550	541,292
Ferro Corporation
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		317	316,627
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		324	323,510
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		415	414,365
Flint Group GmbH
Term Loan, 5.28%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		142	123,966
Flint Group US, LLC
Term Loan, 5.28%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		858	749,893

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Gemini HDPE, LLC
Term Loan, 4.76%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		2,042	$2,040,046
H.B. Fuller Company
Term Loan, 4.27%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		1,680	1,673,006
Hexion, Inc.
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing June 25, 2026	EUR	1,450	1,603,144
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing July 1, 2026		725	725,888
INEOS Enterprises Holdings Limited
Term Loan, Maturing July 25, 2026(5)	EUR	175	193,725
INEOS Enterprises Holdings US Finco, LLC
Term Loan, Maturing July 25, 2026(5)		250	250,938
Ineos Finance PLC
Term Loan, 2.50%, (2 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	2,930	3,193,999
Invictus U.S., LLC
Term Loan, 5.52%, (3 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		469	468,770
Kraton Polymers, LLC
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025		916	917,142
Messer Industries GmbH
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing March 1, 2026		1,397	1,393,009
Minerals Technologies, Inc.
Term Loan, 4.54%, (USD LIBOR + 2.25%), Maturing February 14, 2024(4)		844	848,841
Momentive Performance Materials, Inc.
Term Loan, 5.59%, (3 mo. USD LIBOR + 3.25%), Maturing May 15, 2024		425	423,539
Orion Engineered Carbons GmbH
Term Loan, 2.25%, (3 mo. EURIBOR + 2.25%), Maturing July 25, 2024	EUR	744	827,584
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing July 25, 2024		1,106	1,103,597
Platform Specialty Products Corporation
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing January 30, 2026		622	622,782
PMHC II, Inc.
Term Loan, 6.10%, (USD LIBOR + 3.50%), Maturing March 31, 2025(4)		346	320,135
Polar US Borrower, LLC
Term Loan, 7.06%, (3 mo. USD LIBOR + 4.75%), Maturing October 15, 2025		896	878,687
PQ Corporation
Term Loan, 4.76%, (3 mo. USD LIBOR + 2.50%), Maturing February 8, 2025		2,711	2,712,329
Spectrum Holdings III Corp.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025		337	318,871
Starfruit Finco B.V.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing October 1, 2025	EUR	425	470,328
Term Loan, 5.61%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		2,768	2,730,002
Tronox Finance, LLC
Term Loan, 5.27%, (USD LIBOR + 3.00%), Maturing September 23, 2024(4)		3,019	3,002,082
Univar, Inc.
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024		2,006	2,009,653
Venator Materials Corporation
Term Loan, 5.52%, (3 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		368	365,204

			$37,521,773

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Conglomerates — 0.3%
Kronos Acquisition Holdings, Inc.
Term Loan, 9.26%, (3 mo. USD LIBOR + 7.00%), Maturing May 15, 2023		1,496	$1,488,769
Penn Engineering & Manufacturing Corp.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		238	239,113

			$1,727,882

Containers and Glass Products — 4.1%
Berlin Packaging, LLC
Term Loan, 5.38%, (USD LIBOR + 3.00%), Maturing November 7, 2025(4)		248	$243,530
Berry Global, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.25%), Maturing October 1, 2022		786	786,595
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing July 1, 2026	EUR	300	332,847
Term Loan, 4.90%, (1 mo. USD LIBOR + 2.50%), Maturing July 1, 2026		925	925,289
BWAY Holding Company
Term Loan, 5.59%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		2,437	2,402,089
Consolidated Container Company, LLC
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		368	365,458
Flex Acquisition Company, Inc.
Term Loan, 5.32%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		3,036	2,907,946
Term Loan, 5.57%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		1,394	1,342,680
Libbey Glass, Inc.
Term Loan, 5.37%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		1,058	831,492
Pelican Products, Inc.
Term Loan, 5.88%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025		594	586,575
Pregis Corporation
Term Loan, Maturing July 23, 2026(5)		600	600,469
Reynolds Group Holdings, Inc.
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		5,213	5,222,289
Ring Container Technologies Group, LLC
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		806	801,701
Trident TPI Holdings, Inc.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing October 17, 2024	EUR	1,354	1,448,067
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024		542	515,927
Verallia Packaging S.A.S.
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	1,350	1,496,762
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing August 1, 2025	EUR	1,375	1,524,955

			$22,334,671

Cosmetics/Toiletries — 0.3%
KIK Custom Products, Inc.
Term Loan, 6.26%, (3 mo. USD LIBOR + 4.00%), Maturing May 15, 2023		1,820	$1,721,486

			$1,721,486

Drugs — 5.4%
Albany Molecular Research, Inc.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024		786	$777,812
Term Loan - Second Lien, 9.23%, (1 mo. USD LIBOR + 7.00%), Maturing August 30, 2025		500	498,750
Alkermes, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.25%), Maturing March 23, 2023		352	352,190

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Amneal Pharmaceuticals, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		3,415	$3,152,908
Arbor Pharmaceuticals, Inc.
Term Loan, 7.33%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023		2,121	1,976,189
Bausch Health Companies, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025		5,733	5,748,869
Catalent Pharma Solutions, Inc.
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing May 18, 2026		798	802,316
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024		5,747	5,225,701
Horizon Pharma, Inc.
Term Loan, 4.94%, (1 mo. USD LIBOR + 2.50%), Maturing May 22, 2026		2,008	2,011,769
Jaguar Holding Company II
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022		6,502	6,501,945
Mallinckrodt International Finance S.A.
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024		2,686	2,289,504
Term Loan, 5.53%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025		573	491,518

			$29,829,471

Ecological Services and Equipment — 1.1%
Advanced Disposal Services, Inc.
Term Loan, 4.60%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023		1,955	$1,961,354
EnergySolutions, LLC
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025		1,836	1,772,090
GFL Environmental, Inc.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing May 30, 2025		2,352	2,337,691
Patriot Container Corp.
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing March 20, 2025		123	123,437

			$6,194,572

Electronics/Electrical — 17.8%
Almonde, Inc.
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing June 13, 2024		3,443	$3,384,926
Applied Systems, Inc.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing September 19, 2024		2,806	2,801,820
Term Loan - Second Lien, 9.33%, (3 mo. USD LIBOR + 7.00%), Maturing September 19, 2025		2,000	2,027,000
Aptean, Inc.
Term Loan, 6.58%, (3 mo. USD LIBOR + 4.25%), Maturing April 23, 2026		499	498,438
Term Loan - Second Lien, 10.83%, (3 mo. USD LIBOR + 8.50%), Maturing April 23, 2027		1,375	1,361,250
Avast Software B.V.
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing September 30, 2023		693	694,607
Barracuda Networks, Inc.
Term Loan, 5.77%, (3 mo. USD LIBOR + 3.25%), Maturing February 12, 2025		2,456	2,464,670
BMC Software Finance, Inc.
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing October 2, 2025	EUR	274	299,571
Term Loan, 6.58%, (3 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		3,109	2,994,440
Canyon Valor Companies, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing June 16, 2023		1,356	1,352,656

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Carbonite, Inc.
Term Loan, 6.01%, (1 mo. USD LIBOR + 3.75%), Maturing March 26, 2026		419	$419,736
Celestica, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%, Floor 2.50%), Maturing June 27, 2025		323	316,908
Cohu, Inc.
Term Loan, 5.20%, (6 mo. USD LIBOR + 3.00%), Maturing September 20, 2025		744	725,766
CommScope, Inc.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026		1,700	1,705,037
CPI International, Inc.
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024		639	637,587
Datto, Inc.
Term Loan, 6.58%, (3 mo. USD LIBOR + 4.25%), Maturing April 2, 2026		350	353,937
DigiCert, Inc.
Term Loan, 6.23%, (1 mo. USD LIBOR + 4.00%), Maturing October 31, 2024		4,213	4,219,210
Electro Rent Corporation
Term Loan, 7.28%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024		1,219	1,226,367
Energizer Holdings, Inc.
Term Loan, 4.69%, (1 mo. USD LIBOR + 2.25%), Maturing December 17, 2025		516	516,129
Epicor Software Corporation
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		4,183	4,177,378
Exact Merger Sub, LLC
Term Loan, 6.58%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		590	589,316
EXC Holdings III Corp.
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		468	468,741
Financial & Risk US Holdings, Inc.
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.75%), Maturing October 1, 2025		1,119	1,120,307
Flexera Software, LLC
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing February 26, 2025		247	247,323
GlobalLogic Holdings, Inc.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing August 1, 2025		413	413,792
GTCR Valor Companies, Inc.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing June 16, 2023	EUR	491	544,041
Hyland Software, Inc.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2024		3,750	3,761,312
Term Loan - Second Lien, 9.23%, (1 mo. USD LIBOR + 7.00%), Maturing July 7, 2025		2,950	2,970,895
Infoblox, Inc.
Term Loan, 6.73%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		1,985	1,988,728
Infor (US), Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		5,840	5,854,638
Informatica, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 5, 2022	EUR	295	329,274
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022		4,258	4,277,578
MA FinanceCo., LLC
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021		2,646	2,640,637
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		462	460,137
MACOM Technology Solutions Holdings, Inc.
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		1,184	1,067,665
Microchip Technology Incorporated
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025		1,452	1,453,869

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Mirion Technologies, Inc.
Term Loan, 6.33%, (3 mo. USD LIBOR + 4.00%), Maturing March 6, 2026	374	$376,697
MKS Instruments, Inc.
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing February 2, 2026	324	325,251
MTS Systems Corporation
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023	494	497,215
Prometric Holdings, Inc.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025	296	289,407
Renaissance Holding Corp.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025	1,188	1,159,290
Term Loan - Second Lien, 9.23%, (1 mo. USD LIBOR + 7.00%), Maturing May 29, 2026	175	168,000
Seattle Spinco, Inc.
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	3,123	3,107,419
SGS Cayman L.P.
Term Loan, 7.70%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	380	375,924
SkillSoft Corporation
Term Loan, 6.95%, (6 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	4,701	4,009,669
SolarWinds Holdings, Inc.
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	1,872	1,873,319
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	1,156	1,156,723
SS&C Technologies, Inc.
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	1,698	1,698,971
SurveyMonkey, Inc.
Term Loan, 6.10%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025	1,037	1,035,866
Sutherland Global Services, Inc.
Term Loan, 7.70%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	1,631	1,614,950
Switch, Ltd.
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing June 27, 2024	245	244,617
Tibco Software, Inc.
Term Loan, 6.39%, (1 mo. USD LIBOR + 4.00%), Maturing June 30, 2026	1,140	1,143,363
TriTech Software Systems
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025	821	809,844
TTM Technologies, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024	276	275,744
Uber Technologies
Term Loan, 5.77%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	4,112	4,128,532
Term Loan, 6.33%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025	2,453	2,466,910
Ultimate Software Group, Inc. (The)
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing May 4, 2026	1,600	1,614,250
Ultra Clean Holdings, Inc.
Term Loan, 6.73%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	834	816,922
VeriFone Systems, Inc.
Term Loan, 6.45%, (USD LIBOR + 4.00%), Maturing August 20, 2025(4)	249	244,384
Term Loan, 6.52%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	893	871,079
Veritas Bermuda, Ltd.
Term Loan, 6.75%, (USD LIBOR + 4.50%), Maturing January 27, 2023(4)	2,156	2,030,098
Vero Parent, Inc.
Term Loan, 6.73%, (1 mo. USD LIBOR + 4.50%), Maturing August 16, 2024	2,432	2,424,274

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Wall Street Systems Delaware, Inc.
Term Loan, 5.65%, (6 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		681	$664,392
Western Digital Corporation
Term Loan, 4.01%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023		1,600	1,597,670

			$97,386,466

Equipment Leasing — 0.1%
IBC Capital Limited
Term Loan, 6.15%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023		568	$568,049

			$568,049

Financial Intermediaries — 4.4%
Apollo Commercial Real Estate Finance, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 2.75%), Maturing May 15, 2026		425	$424,458
Aretec Group, Inc.
Term Loan, 6.48%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025		3,311	3,250,660
Blackstone Mortgage Trust, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing April 23, 2026		375	377,813
Citco Funding, LLC
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		2,485	2,484,970
Ditech Holding Corporation
Term Loan, 0.00%, Maturing June 30, 2022(6)		3,129	1,196,984
Donnelley Financial Solutions, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023		114	113,715
EIG Management Company, LLC
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.75%), Maturing February 22, 2025		247	247,801
Evergood 4 ApS
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	675	752,082
Focus Financial Partners, LLC
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing July 3, 2024		2,782	2,787,564
Franklin Square Holdings L.P.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.50%), Maturing August 1, 2025		521	523,668
Greenhill & Co., Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024		1,050	1,048,031
GreenSky Holdings, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025		1,358	1,351,872
Guggenheim Partners, LLC
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023		1,011	1,014,967
Harbourvest Partners, LLC
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.25%), Maturing March 1, 2025		999	998,652
LPL Holdings, Inc.
Term Loan, 4.52%, (1 mo. USD LIBOR + 2.25%), Maturing September 23, 2024		1,348	1,353,018
MIP Delaware, LLC
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020		99	99,009
Ocwen Loan Servicing, LLC
Term Loan, 7.23%, (1 mo. USD LIBOR + 5.00%), Maturing December 4, 2020		266	266,251
Sesac Holdco II, LLC
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing February 23, 2024		538	530,457
Starwood Property Trust, Inc.
Term Loan, Maturing July 10, 2026(5)		500	503,750

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
StepStone Group L.P.
Term Loan, 6.23%, (1 mo. USD LIBOR + 4.00%), Maturing March 27, 2025		593	$594,722
Victory Capital Holdings, Inc.
Term Loan, 5.57%, (3 mo. USD LIBOR + 3.25%), Maturing July 1, 2026		1,363	1,367,609
Virtus Investment Partners, Inc.
Term Loan, 4.75%, (3 mo. USD LIBOR + 2.25%), Maturing June 1, 2024		584	586,853
Walker & Dunlop, Inc.
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing November 7, 2025		2,214	2,220,100

			$24,095,006

Food Products — 4.4%
Alphabet Holding Company, Inc.
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		2,333	$2,208,599
Badger Buyer Corp.
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		344	321,523
CHG PPC Parent, LLC
Term Loan, 4.00%, (1 mo. EURIBOR + 4.00%), Maturing March 30, 2025	EUR	2,825	3,160,504
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025		470	469,650
Del Monte Foods, Inc.
Term Loan, 5.77%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		2,138	1,679,673
Dole Food Company, Inc.
Term Loan, 5.01%, (1 mo. USD LIBOR + 2.75%), Maturing April 6, 2024		1,639	1,625,948
Froneri International PLC
Term Loan, 2.38%, (2 mo. EURIBOR + 2.38%), Maturing January 31, 2025	EUR	2,675	2,965,852
Hearthside Food Solutions, LLC
Term Loan, 5.92%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025		1,688	1,662,022
Term Loan, 6.23%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025		423	421,606
High Liner Foods Incorporated
Term Loan, 5.59%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021		728	710,150
HLF Financing S.a.r.l.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2025		1,017	1,019,310
Jacobs Douwe Egberts International B.V.
Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing November 1, 2025	EUR	277	309,520
Term Loan, 4.44%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		1,372	1,378,154
JBS USA Lux S.A.
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing May 1, 2026		4,040	4,050,395
Nomad Foods Europe Midco Limited
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		1,182	1,181,873
Post Holdings, Inc.
Term Loan, 4.27%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024		982	983,265
Restaurant Technologies, Inc.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		199	199,871

			$24,347,915

Food Service — 2.0%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024		5,390	$5,402,408
Del Frisco’s Restaurant Group, Inc.
Term Loan, 8.25%, (1 mo. USD LIBOR + 6.00%), Maturing June 27, 2025		569	570,673

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Dhanani Group, Inc.
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.75%), Maturing July 20, 2025		491	$475,207
IRB Holding Corp.
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing February 5, 2025		1,832	1,826,008
NPC International, Inc.
Term Loan, 5.77%, (USD LIBOR + 3.50%), Maturing April 19, 2024(4)		858	693,718
US Foods, Inc.
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2023		790	789,945
Welbilt, Inc.
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025		1,346	1,338,399

			$11,096,358

Food/Drug Retailers — 1.3%
Albertsons, LLC
Term Loan, 5.31%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022		1,463	$1,467,458
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing June 22, 2023		3,663	3,673,459
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing November 17, 2025		1,013	1,015,628
Diplomat Pharmacy, Inc.
Term Loan, 6.74%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024		460	430,675
L1R HB Finance Limited
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	400	344,832
Term Loan, 6.02%, (3 mo. GBP LIBOR + 5.25%), Maturing September 2, 2024	GBP	400	377,843

			$7,309,895

Forest Products — 0.1%
Clearwater Paper Corporation
Term Loan, Maturing July 24, 2026(5)		325	$327,844

			$327,844

Health Care — 12.5%
Acadia Healthcare Company, Inc.
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022		233	$233,882
ADMI Corp.
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing April 30, 2025		1,658	1,640,112
Akorn, Inc.
Term Loan, 9.25%, (1 mo. USD LIBOR + 7.00%), Maturing April 16, 2021		1,871	1,726,326
Alliance Healthcare Services, Inc.
Term Loan, 6.73%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023		770	734,387
Term Loan - Second Lien, 12.23%, (1 mo. USD LIBOR + 10.00%), Maturing April 24, 2024		475	471,437
Argon Medical Devices, Inc.
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.75%), Maturing January 23, 2025		765	765,324
athenahealth, Inc.
Term Loan, 7.05%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026		1,820	1,830,108
Athletico Management, LLC
Term Loan, 5.86%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025		522	525,640
Avantor, Inc.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		467	471,555
BioClinica, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.25%), Maturing October 20, 2023		1,440	1,389,677
BW NHHC Holdco, Inc.
Term Loan, 7.27%, (1 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		965	890,443

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Carestream Dental Equipment, Inc.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing September 1, 2024		1,351	$1,330,673
Certara L.P.
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing August 15, 2024		983	970,219
CHG Healthcare Services, Inc.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		3,137	3,135,137
Concentra, Inc.
Term Loan, 5.21%, (3 mo. USD LIBOR + 2.75%), Maturing June 1, 2022		754	756,865
Convatec, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023		561	560,625
CPI Holdco, LLC
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing March 21, 2024		784	783,549
CryoLife, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2024		493	495,270
CTC AcquiCo GmbH
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing March 7, 2025	EUR	829	902,590
DaVita, Inc.
Term Loan, 5.13%, (1 mo. USD LIBOR + 2.75%), Maturing June 24, 2021		386	385,607
Ensemble RCM, LLC
Term Loan, Maturing August 3, 2026(5)		500	500,729
Envision Healthcare Corporation
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025		4,453	3,836,212
Gentiva Health Services, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		2,339	2,351,740
GHX Ultimate Parent Corporation
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing June 28, 2024		884	875,630
Greatbatch Ltd.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.00%), Maturing October 27, 2022		1,505	1,513,688
Grifols Worldwide Operations USA, Inc.
Term Loan, 4.60%, (1 mo. USD LIBOR + 2.25%), Maturing January 31, 2025		3,324	3,336,741
Hanger, Inc.
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025		1,037	1,043,355
Inovalon Holdings, Inc.
Term Loan, 5.88%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025		1,188	1,189,485
IQVIA, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024		493	495,126
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025		909	912,221
Kinetic Concepts, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024		2,622	2,631,331
Medical Solutions, LLC
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.75%), Maturing June 9, 2024		738	737,480
MPH Acquisition Holdings, LLC
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023		3,099	3,011,873
National Mentor Holdings, Inc.
Term Loan, 6.49%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026		26	26,493
Term Loan, 6.49%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026		423	425,465
Navicure, Inc.
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024		764	766,028
One Call Corporation
Term Loan, 7.58%, (1 mo. USD LIBOR + 5.25%), Maturing November 25, 2022		1,969	1,722,944

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.56%, (3 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	4,698	$4,574,441
Parexel International Corporation
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	2,303	2,225,929
Phoenix Guarantor, Inc.
Term Loan, 6.88%, (1 mo. USD LIBOR + 4.50%), Maturing March 5, 2026	1,800	1,811,624
Prospect Medical Holdings, Inc.
Term Loan, 7.88%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024	911	910,363
Radiology Partners Holdings, LLC
Term Loan, 7.22%, (USD LIBOR + 4.75%), Maturing July 9, 2025(4)	572	571,715
RadNet, Inc.
Term Loan, 5.86%, (3 mo. USD LIBOR + 3.50%), Maturing June 30, 2023	1,556	1,553,223
Select Medical Corporation
Term Loan, 4.85%, (3 mo. USD LIBOR + 2.50%), Maturing March 6, 2025	2,106	2,105,942
Sotera Health Holdings, LLC
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	821	813,819
Sound Inpatient Physicians
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2025	446	444,943
Surgery Center Holdings, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	983	945,656
Team Health Holdings, Inc.
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	2,773	2,444,011
Tecomet, Inc.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2024	759	761,162
U.S. Anesthesia Partners, Inc.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024	1,550	1,508,956
Verscend Holding Corp.
Term Loan, 6.73%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	1,464	1,473,075
Viant Medical Holdings, Inc.
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	447	445,136
Wink Holdco, Inc.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024	468	461,734

		$68,427,696

Home Furnishings — 0.8%
Bright Bidco B.V.
Term Loan, 5.80%, (USD LIBOR + 3.50%), Maturing June 30, 2024(4)	1,496	$998,337
Serta Simmons Bedding, LLC
Term Loan, 5.86%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023	4,837	3,313,668

		$4,312,005

Industrial Equipment — 6.2%
AI Alpine AT Bidco GmbH
Term Loan, 5.14%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2025	224	$220,797
Altra Industrial Motion Corp.
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025	682	678,586
Apex Tool Group, LLC
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2022	2,310	2,217,600
Carlisle Foodservice Products, Inc.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing March 20, 2025	247	237,130

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Clark Equipment Company
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024		1,348	$1,347,800
Coherent Holding GmbH
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing November 7, 2023	EUR	657	732,709
CPM Holdings, Inc.
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.75%), Maturing November 15, 2025		299	296,261
Delachaux Group S.A.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing March 28, 2026	EUR	350	391,486
Term Loan, 6.82%, (3 mo. USD LIBOR + 4.50%), Maturing March 28, 2026		450	447,750
DexKo Global, Inc.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	295	326,837
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	738	817,097
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		833	831,073
DXP Enterprises, Inc.
Term Loan, 6.98%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023		491	493,706
Dynacast International, LLC
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		1,184	1,168,095
Engineered Machinery Holdings, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		1,809	1,776,006
Term Loan, 6.58%, (3 mo. USD LIBOR + 4.25%), Maturing July 19, 2024		274	274,309
EWT Holdings III Corp.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		1,904	1,906,063
Filtration Group Corporation
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	370	413,523
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		1,520	1,525,941
Gardner Denver, Inc.
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	378	421,441
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		938	941,733
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	855	943,010
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		4,154	4,139,994
Hayward Industries, Inc.
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		442	437,980
LTI Holdings, Inc.
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025		447	428,202
Term Loan, Maturing July 24, 2026(5)		200	196,500
Milacron, LLC
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		2,308	2,309,240
Pro Mach Group, Inc.
Term Loan, 5.06%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2025		222	216,864
Quimper AB
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing February 13, 2026	EUR	81	90,110
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing February 13, 2026	EUR	1,669	1,861,065
Robertshaw US Holding Corp.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.25%), Maturing February 28, 2025		963	900,230
Shape Technologies Group, Inc.
Term Loan, 5.26%, (3 mo. USD LIBOR + 3.00%), Maturing April 21, 2025		223	213,422
Tank Holding Corp.
Term Loan, 6.56%, (USD LIBOR + 4.00%), Maturing March 26, 2026(4)		475	477,177

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Thermon Industries, Inc.
Term Loan, 6.15%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024		308	$307,875
Titan Acquisition Limited
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		2,864	2,734,881
Wittur GmbH
Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	900	1,004,602

			$33,727,095

Insurance — 5.4%
Alliant Holdings Intermediate, LLC
Term Loan, 5.27%, (1 mo. USD LIBOR + 3.00%), Maturing May 9, 2025		2,316	$2,284,665
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025		450	447,281
AmWINS Group, Inc.
Term Loan, 5.01%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		3,389	3,393,713
Asurion, LLC
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022		4,228	4,241,663
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		2,059	2,065,792
Term Loan - Second Lien, 8.73%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		3,725	3,794,069
Financiere CEP S.A.S.
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing January 16, 2025	EUR	500	554,624
FrontDoor, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.50%), Maturing August 16, 2025		447	449,405
Hub International Limited
Term Loan, 5.27%, (3 mo. USD LIBOR + 3.00%), Maturing April 25, 2025		4,777	4,732,713
NFP Corp.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		3,376	3,336,059
Sedgwick Claims Management Services, Inc.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing December 31, 2025		1,169	1,153,050
USI, Inc.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		3,273	3,233,483

			$29,686,517

Leisure Goods/Activities/Movies — 5.9%
AMC Entertainment Holdings, Inc.
Term Loan, 5.23%, (6 mo. USD LIBOR + 3.00%), Maturing April 22, 2026		1,771	$1,774,989
Amer Sports Oyj
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing March 30, 2026	EUR	3,300	3,635,749
Ancestry.com Operations, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023		3,052	3,054,465
Bombardier Recreational Products, Inc.
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025		4,291	4,282,642
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing July 8, 2022		744	729,091
ClubCorp Holdings, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		1,738	1,606,967
Crown Finance US, Inc.
Term Loan, 2.38%, (1 mo. EURIBOR + 2.38%), Maturing February 28, 2025	EUR	839	928,840
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing February 28, 2025		1,624	1,620,373
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		1,538	1,521,893

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Emerald Expositions Holding, Inc.
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		1,086	$1,069,998
Etraveli Holding AB
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 2, 2024	EUR	875	974,074
Lindblad Expeditions, Inc.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		338	340,063
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		1,353	1,360,252
Match Group, Inc.
Term Loan, 4.77%, (1 mo. USD LIBOR + 2.50%), Maturing November 16, 2022		503	504,999
NASCAR Holdings, Inc.
Term Loan, Maturing July 26, 2026(5)		725	728,927
Sabre GLBL, Inc.
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		937	940,271
SeaWorld Parks & Entertainment, Inc.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		1,681	1,686,851
SRAM, LLC
Term Loan, 5.09%, (2 mo. USD LIBOR + 2.75%), Maturing March 15, 2024		1,320	1,328,348
Steinway Musical Instruments, Inc.
Term Loan, 6.08%, (1 mo. USD LIBOR + 3.75%), Maturing February 14, 2025		839	828,883
Travel Leaders Group, LLC
Term Loan, 6.27%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		891	895,827
UFC Holdings, LLC
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing April 30, 2026		1,710	1,715,750
Vue International Bidco PLC
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing June 14, 2026	EUR	615	685,041
Term Loan, Maturing June 18, 2026(5)	EUR	110	123,178

			$32,337,471

Lodging and Casinos — 4.9%
Aimbridge Acquisition Co., Inc.
Term Loan, 6.14%, (1 mo. USD LIBOR + 3.75%), Maturing February 2, 2026		249	$250,927
Aristocrat Technologies, Inc.
Term Loan, 4.03%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		1,036	1,038,122
Azelis Finance S.A.
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), Maturing November 7, 2025	EUR	1,825	2,030,692
Boyd Gaming Corporation
Term Loan, 4.62%, (1 mo. USD LIBOR + 2.25%), Maturing September 15, 2023		870	871,871
CityCenter Holdings, LLC
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024		2,429	2,435,883
Eldorado Resorts, LLC
Term Loan, 4.58%, (USD LIBOR + 2.25%), Maturing April 17, 2024(4)		808	807,952
ESH Hospitality, Inc.
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing August 30, 2023		1,131	1,134,160
Golden Nugget, Inc.
Term Loan, 5.02%, (1 mo. USD LIBOR + 2.75%), Maturing October 4, 2023		4,021	4,030,152
GVC Holdings PLC
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing March 29, 2024	EUR	1,250	1,387,902
Term Loan, 4.02%, (3 mo. GBP LIBOR + 3.25%), Maturing March 29, 2024	GBP	414	502,394
Term Loan, 4.45%, (6 mo. USD LIBOR + 2.25%), Maturing March 29, 2024		1,037	1,040,331

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Hanjin International Corp.
Term Loan, 4.77%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		500	$495,000
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing March 21, 2025		1,862	1,865,231
Playa Resorts Holding B.V.
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024		2,406	2,320,149
Stars Group Holdings B.V. (The)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	900	1,004,292
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		3,524	3,545,810
VICI Properties 1, LLC
Term Loan, 4.27%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024		2,124	2,123,864

			$26,884,732

Nonferrous Metals/Minerals — 0.8%
CD&R Hydra Buyer, Inc.
Term Loan, 7.50%, (0.00% Cash, 7.50% PIK), Maturing August 15, 2021(3)(7)		148	$121,042
Murray Energy Corporation
Term Loan, 9.77%, (3 mo. USD LIBOR + 7.25%), Maturing October 17, 2022		1,869	1,193,598
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2020(6)		888	51,069
Oxbow Carbon, LLC
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023		1,370	1,378,644
Term Loan - Second Lien, 9.73%, (1 mo. USD LIBOR + 7.50%), Maturing January 4, 2024		435	436,088
Rain Carbon GmbH
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	925	1,000,936

			$4,181,377

Oil and Gas — 3.6%
Ameriforge Group, Inc.
Term Loan, 9.33%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022		727	$723,214
Apergy Corporation
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025		270	271,397
Blackstone CQP Holdco L.P.
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		975	980,179
Centurion Pipeline Company, LLC
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing September 29, 2025		249	249,424
CITGO Holding, Inc.
Term Loan, Maturing July 24, 2023(5)		250	254,375
CITGO Petroleum Corporation
Term Loan, 6.82%, (3 mo. USD LIBOR + 4.50%), Maturing July 29, 2021		929	931,009
Term Loan, 7.32%, (3 mo. USD LIBOR + 5.00%), Maturing March 22, 2024		2,943	2,951,821
Delek US Holdings, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing March 31, 2025		545	544,193
Equitrans Midstream Corporation
Term Loan, 6.73%, (1 mo. USD LIBOR + 4.50%), Maturing January 31, 2024		1,816	1,834,034
Fieldwood Energy, LLC
Term Loan, 7.51%, (3 mo. USD LIBOR + 5.25%), Maturing April 11, 2022		2,677	2,476,224
Matador Bidco S.a.r.l.
Term Loan, Maturing June 12, 2026(5)		550	552,406

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
McDermott Technology Americas, Inc.
Term Loan, 7.23%, (1 mo. USD LIBOR + 5.00%), Maturing May 9, 2025	2,035	$1,948,512
Prairie ECI Acquiror L.P.
Term Loan, 7.08%, (3 mo. USD LIBOR + 4.75%), Maturing March 11, 2026	2,319	2,330,060
PSC Industrial Holdings Corp.
Term Loan, 6.08%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024	690	687,058
Sheridan Investment Partners II L.P.
Term Loan, 0.00%, Maturing December 16, 2020(6)	34	20,175
Term Loan, 0.00%, Maturing December 16, 2020(6)	91	54,096
Term Loan, 0.00%, Maturing December 16, 2020(6)	656	388,879
Sheridan Production Partners I, LLC
Term Loan, 5.98%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	111	79,659
Term Loan, 5.98%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	182	130,416
Term Loan, 5.98%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	1,377	984,212
Ultra Resources, Inc.
Term Loan, 6.27%, (6.02% Cash (1 mo. USD LIBOR + 3.75%), 0.25% PIK), Maturing April 12, 2024	1,448	1,102,607

		$19,493,950

Publishing — 1.1%
Ascend Learning, LLC
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	1,081	$1,077,373
Getty Images, Inc.
Term Loan, 6.75%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026	1,617	1,612,833
Harland Clarke Holdings Corp.
Term Loan, 7.08%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	763	591,638
LSC Communications, Inc.
Term Loan, 7.77%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	810	695,945
ProQuest, LLC
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing October 24, 2021	1,604	1,603,580
Tweddle Group, Inc.
Term Loan, 6.77%, (1 mo. USD LIBOR + 4.50%), Maturing September 17, 2023	215	202,246

		$5,783,615

Radio and Television — 3.3%
ALM Media Holdings, Inc.
Term Loan, 6.83%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	371	$342,923
Cumulus Media New Holdings, Inc.
Term Loan, 6.74%, (1 mo. USD LIBOR + 4.50%), Maturing May 15, 2022	1,344	1,350,513
Diamond Sports Group, LLC
Term Loan, Maturing July 17, 2026(5)	2,900	2,908,137
E.W. Scripps Company (The)
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing May 1, 2026	274	274,913
Entercom Media Corp.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing November 18, 2024	986	987,229
Entravision Communications Corporation
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	877	859,480
Gray Television, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	209	208,781
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	697	699,021

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Hubbard Radio, LLC
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing March 28, 2025	751	$751,136
iHeartCommunications, Inc.
Term Loan, 6.58%, (3 mo. USD LIBOR + 4.00%), Maturing May 1, 2026	2,658	2,683,862
Mission Broadcasting, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	328	327,469
Nexstar Broadcasting, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	1,649	1,643,860
Term Loan, Maturing June 19, 2026(5)	500	500,052
Sinclair Television Group, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	469	469,543
Term Loan, Maturing July 17, 2026(5)	277	277,788
Term Loan, Maturing July 17, 2026(5)	323	324,087
Univision Communications, Inc.
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	3,454	3,390,145

		$17,998,939

Retailers (Except Food and Drug) — 2.8%
Ascena Retail Group, Inc.
Term Loan, 6.75%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	2,160	$1,333,737
Bass Pro Group, LLC
Term Loan, 7.23%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	1,277	1,211,791
BJ’s Wholesale Club, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 2.75%), Maturing February 3, 2024	897	900,265
Coinamatic Canada, Inc.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	43	42,330
David’s Bridal, Inc.
Term Loan, 9.74%, (1 mo. USD LIBOR + 7.50%), Maturing July 17, 2023	256	257,997
Term Loan, 10.24%, (1 mo. USD LIBOR + 8.00%), Maturing January 18, 2024	973	768,709
Global Appliance, Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	903	901,209
Hoya Midco, LLC
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	1,975	1,960,783
J. Crew Group, Inc.
Term Loan, 5.26%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	2,826	2,301,630
LSF9 Atlantis Holdings, LLC
Term Loan, 8.36%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	950	893,000
PetSmart, Inc.
Term Loan, 6.38%, (1 mo. USD LIBOR + 4.00%), Maturing March 11, 2022	3,246	3,193,521
PFS Holding Corporation
Term Loan, 5.88%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	2,127	829,405
Pier 1 Imports (U.S.), Inc.
Term Loan, 5.70%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	499	137,156
Radio Systems Corporation
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing May 2, 2024	417	412,856

		$15,144,389

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Steel — 1.1%
Atkore International, Inc.
Term Loan, 5.07%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023		1,333	$1,339,135
GrafTech Finance, Inc.
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025		2,528	2,493,706
Neenah Foundry Company
Term Loan, 8.80%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022		692	685,288
Phoenix Services International, LLC
Term Loan, 6.08%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025		839	836,433
Zekelman Industries, Inc.
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing June 14, 2021		648	649,066

			$6,003,628

Surface Transport — 0.9%
1199169 B.C. Unlimited Liability Company
Term Loan, 6.33%, (3 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		262	$264,168
Agro Merchants NAI Holdings, LLC
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024		370	369,993
Hertz Corporation (The)
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023		976	974,482
Kenan Advantage Group, Inc.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		107	103,775
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		353	341,255
PODS, LLC
Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing December 6, 2024		614	611,251
Stena International S.a.r.l.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021		1,492	1,464,954
XPO Logistics, Inc.
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025		600	601,625

			$4,731,503

Telecommunications — 6.1%
CenturyLink, Inc.
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025		5,024	$4,997,755
Colorado Buyer, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		1,596	1,505,310
Digicel International Finance Limited
Term Loan, 5.78%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		1,474	1,265,587
eircom Finco S.a.r.l.
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing April 19, 2024	EUR	1,320	1,466,105
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing April 23, 2026	EUR	525	583,427
Term Loan, Maturing May 15, 2026(5)	EUR	675	750,027
Frontier Communications Corp.
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024		1,862	1,843,604
Gamma Infrastructure III B.V.
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	1,500	1,647,702
Global Eagle Entertainment, Inc.
Term Loan, 9.71%, (3 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		2,653	2,504,204
Intelsat Jackson Holdings S.A.
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.75%), Maturing November 27, 2023		2,250	2,257,875
Term Loan, 6.74%, (1 mo. USD LIBOR + 4.50%), Maturing January 2, 2024		1,700	1,720,720

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
IPC Corp.
Term Loan, 6.76%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021	1,127	$974,585
Onvoy, LLC
Term Loan, 6.83%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024	1,686	1,407,967
Plantronics, Inc.
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025	1,218	1,220,049
Sprint Communications, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024	3,372	3,366,726
Term Loan, 5.25%, (1 mo. USD LIBOR + 3.00%), Maturing February 2, 2024	746	747,299
Syniverse Holdings, Inc.
Term Loan, 7.33%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023	963	885,386
Telesat Canada
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing November 17, 2023	4,513	4,507,121

		$33,651,449

Utilities — 2.7%
Brookfield WEC Holdings, Inc.
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2025	2,189	$2,202,226
Calpine Construction Finance Company L.P.
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025	878	877,752
Calpine Corporation
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024	3,048	3,054,154
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing April 5, 2026	875	877,031
Granite Acquisition, Inc.
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	2,363	2,377,682
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	107	107,792
Lightstone Holdco, LLC
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	77	76,321
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	1,371	1,353,163
Longview Power, LLC
Term Loan, 8.26%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021	2,664	2,317,680
Pike Corporation
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.25%), Maturing July 19, 2026	500	502,656
Talen Energy Supply, LLC
Term Loan, 6.11%, (1 mo. USD LIBOR + 3.75%), Maturing July 8, 2026	725	712,313
USIC Holdings, Inc.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing December 8, 2023	198	196,522

		$14,655,292

Total Senior Floating-Rate Loans (identified cost $762,850,462)		$740,382,499

Corporate Bonds & Notes — 12.1%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.3%
Huntington Ingalls Industries, Inc.
5.00%, 11/15/25(8)	10	$10,495

Security	Principal Amount* (000’s omitted)	Value
TransDigm, Inc.
6.50%, 7/15/24	955	$984,844
6.25%, 3/15/26(8)	350	367,937
7.50%, 3/15/27(8)	518	547,785

		$1,911,061

Automotive — 0.3%
Navistar International Corp.
6.625%, 11/1/25(8)	564	$583,740
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.
8.50%, 5/15/27(8)	875	891,406

		$1,475,146

Building and Development — 0.2%
Builders FirstSource, Inc.
5.625%, 9/1/24(8)	5	$5,194
Hillman Group, Inc. (The)
6.375%, 7/15/22(8)	53	48,776
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(8)	120	123,900
Standard Industries, Inc.
6.00%, 10/15/25(8)	50	52,562
5.00%, 2/15/27(8)	875	893,585
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
5.875%, 6/15/24	8	8,360

		$1,132,377

Business Equipment and Services — 0.7%
Allied Universal Holdco, LLC/Allied Universal Finance Corp.
6.625%, 7/15/26(8)	875	$916,562
EIG Investors Corp.
10.875%, 2/1/24	875	919,844
First Data Corp.
5.00%, 1/15/24(8)	20	20,490
Prime Security Services Borrower, LLC/Prime Finance, Inc.
5.25%, 4/15/24(8)	700	715,764
5.75%, 4/15/26(8)	700	732,410
ServiceMaster Co., LLC (The)
7.45%, 8/15/27	394	435,370

		$3,740,440

Cable and Satellite Television — 0.5%
Altice France S.A.
8.125%, 2/1/27(8)	875	$954,844
Cablevision Systems Corp.
5.875%, 9/15/22	15	15,975
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22	25	25,328
5.75%, 1/15/24	10	10,238
5.375%, 5/1/25(8)	95	98,325
5.75%, 2/15/26(8)	45	47,518
5.50%, 5/1/26(8)	875	915,469

Security	Principal Amount* (000’s omitted)	Value
CSC Holdings, LLC
5.25%, 6/1/24	10	$10,462
DISH DBS Corp.
6.75%, 6/1/21	20	20,869
5.875%, 7/15/22	900	913,068
5.875%, 11/15/24	5	4,653

		$3,016,749

Chemicals and Plastics — 0.1%
Chemours Co. (The)
7.00%, 5/15/25	759	$746,376
W.R. Grace & Co.
5.125%, 10/1/21(8)	30	31,237
5.625%, 10/1/24(8)	10	10,850

		$788,463

Conglomerates — 0.0%(9)
Spectrum Brands, Inc.
6.625%, 11/15/22	15	$15,338
5.75%, 7/15/25	70	72,866

		$88,204

Consumer Products — 0.0%(9)
Central Garden & Pet Co.
6.125%, 11/15/23	25	$26,063

		$26,063

Containers and Glass Products — 1.0%
Berry Global, Inc.
6.00%, 10/15/22	25	$25,531
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23(8)	35	37,800
6.375%, 8/15/25(8)	15	16,449
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20	3,755	3,773,618
5.803%, (3 mo. USD LIBOR + 3.50%), 7/15/21(8)(10)	950	954,180
7.00%, 7/15/24(8)	875	905,078

		$5,712,656

Drugs — 0.9%
Bausch Health Companies, Inc.
6.50%, 3/15/22(8)	807	$837,666
7.00%, 3/15/24(8)	1,049	1,109,317
5.50%, 11/1/25(8)	1,725	1,800,469
7.00%, 1/15/28(8)	875	903,437
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
6.375%, 8/1/23(8)	70	72,713

		$4,723,602

Security	Principal Amount* (000’s omitted)		Value
Ecological Services and Equipment — 0.2%
Covanta Holding Corp.
5.875%, 3/1/24		25	$25,690
GFL Environmental, Inc.
8.50%, 5/1/27(8)		875	960,313

			$986,003

Electronics/Electrical — 0.2%
Energizer Holdings, Inc.
7.75%, 1/15/27(8)		875	$953,750
Infor (US), Inc.
6.50%, 5/15/22		50	51,062

			$1,004,812

Entertainment — 0.2%
Merlin Entertainments PLC
5.75%, 6/15/26(8)		875	$917,656

			$917,656

Financial Intermediaries — 0.2%
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.25%, 2/1/22		40	$41,205
6.25%, 5/15/26(8)		875	902,422
JPMorgan Chase & Co.
Series S, 6.75% to 2/1/24(11)(12)		80	88,793
Navient Corp.
5.00%, 10/26/20		25	25,578

			$1,057,998

Food Products — 0.4%
Dole Food Co., Inc.
7.25%, 6/15/25(8)		860	$849,465
Iceland Bondco PLC
5.017%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(8)(10)	GBP	210	255,785
Post Holdings, Inc.
8.00%, 7/15/25(8)		15	16,125
5.625%, 1/15/28(8)		875	903,438

			$2,024,813

Food Service — 0.0%(9)
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.
4.625%, 1/15/22(8)		65	$65,228

			$65,228

Food/Drug Retailers — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(8)		1,175	$728,500

			$728,500

Security	Principal Amount* (000’s omitted)	Value
Health Care — 1.5%
Avantor, Inc.
6.00%, 10/1/24(8)	1,375	$1,474,701
Centene Corp.
4.75%, 5/15/22	20	20,311
CHS/Community Health Systems, Inc.
6.25%, 3/31/23	1,500	1,441,875
Eagle Holding Co. II, LLC
7.75%, (7.75% Cash or 8.50% PIK), 5/15/22(8)(13)	875	884,844
HCA Healthcare, Inc.
6.25%, 2/15/21	85	89,281
HCA, Inc.
5.875%, 2/15/26	25	27,750
5.375%, 9/1/26	875	949,375
Hologic, Inc.
4.375%, 10/15/25(8)	30	30,277
Polaris Intermediate Corp.
8.50%, (8.50% Cash or 9.25% PIK), 12/1/22(8)(13)	875	815,937
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(8)	1,750	1,864,319
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.
7.50%, 10/1/24(8)	27	28,181
Teleflex, Inc.
5.25%, 6/15/24	20	20,525
Tenet Healthcare Corp.
6.00%, 10/1/20	60	61,950
4.375%, 10/1/21	600	614,250
8.125%, 4/1/22	45	48,206
6.75%, 6/15/23	5	5,163

		$8,376,945

Insurance — 0.2%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer
8.25%, 8/1/23(8)	40	$41,100
AssuredPartners, Inc.
7.00%, 8/15/25(8)	875	881,563

		$922,663

Internet Software & Services — 0.0%(9)
Netflix, Inc.
5.50%, 2/15/22	45	$47,855
5.875%, 2/15/25	55	60,012
Riverbed Technology, Inc.
8.875%, 3/1/23(8)	33	19,882

		$127,749

Leisure Goods/Activities/Movies — 0.5%
Mattel, Inc.
6.75%, 12/31/25(8)	875	$922,049
National CineMedia, LLC
6.00%, 4/15/22	700	707,000

Security	Principal Amount* (000’s omitted)	Value
Sabre GLBL, Inc.
5.375%, 4/15/23(8)	25	$25,690
5.25%, 11/15/23(8)	40	41,261
Viking Cruises, Ltd.
6.25%, 5/15/25(8)	40	41,400
5.875%, 9/15/27(8)	875	907,812

		$2,645,212

Lodging and Casinos — 0.7%
Caesars Resort Collection, LLC/CRC Finco, Inc.
5.25%, 10/15/25(8)	875	$875,262
ESH Hospitality, Inc.
5.25%, 5/1/25(8)	30	30,937
GLP Capital, L.P./GLP Financing II, Inc.
4.875%, 11/1/20	75	76,590
Golden Nugget, Inc.
8.75%, 10/1/25(8)	697	731,850
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc.
5.625%, 5/1/24	10	10,713
MGM Resorts International
6.625%, 12/15/21	90	97,660
7.75%, 3/15/22	25	27,992
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23	30	30,825
Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC
7.00%, 7/15/26(8)	875	924,219
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
5.25%, 5/15/27(8)	875	897,969

		$3,704,017

Nonferrous Metals/Minerals — 0.0%(9)
New Gold, Inc.
6.25%, 11/15/22(8)	12	$11,520

		$11,520

Oil and Gas — 1.3%
Antero Resources Corp.
5.375%, 11/1/21	100	$98,843
5.625%, 6/1/23	5	4,763
Ascent Resources Utica Holdings, LLC/ARU Finance Corp.
10.00%, 4/1/22(8)	875	868,437
Centennial Resource Production, LLC
6.875%, 4/1/27(8)	875	857,500
CITGO Petroleum Corp.
6.25%, 8/15/22(8)	700	709,625
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	125	126,719
Energy Transfer Operating, L.P.
5.875%, 1/15/24	30	33,329
Gulfport Energy Corp.
6.625%, 5/1/23	35	29,487

Security	Principal Amount* (000’s omitted)	Value
Hilcorp Energy I, L.P./Hilcorp Finance Co.
6.25%, 11/1/28(8)	875	$853,125
Neptune Energy Bondco PLC
6.625%, 5/15/25(8)	972	984,150
Newfield Exploration Co.
5.625%, 7/1/24	120	132,580
Parsley Energy, LLC/Parsley Finance Corp.
5.25%, 8/15/25(8)	10	10,125
PBF Logistics, L.P./PBF Logistics Finance Corp.
6.875%, 5/15/23	45	46,350
Precision Drilling Corp.
6.50%, 12/15/21	1,193	1,180,824
Seven Generations Energy, Ltd.
6.75%, 5/1/23(8)	60	61,500
6.875%, 6/30/23(8)	25	25,687
Tervita Escrow Corp.
7.625%, 12/1/21(8)	892	914,300
Williams Cos., Inc. (The)
4.55%, 6/24/24	5	5,367

		$6,942,711

Publishing — 0.0%(9)
Tribune Media Co.
5.875%, 7/15/22	35	$35,753

		$35,753

Radio and Television — 0.4%
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/22	50	$51,260
Series B, 6.50%, 11/15/22	90	92,340
iHeartCommunications, Inc.
6.375%, 5/1/26	208	221,584
8.375%, 5/1/27	376	397,972
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(8)	35	35,175
Sirius XM Radio, Inc.
5.00%, 8/1/27(8)	875	905,625
Univision Communications, Inc.
6.75%, 9/15/22(8)	241	246,543

		$1,950,499

Retailers (Except Food and Drug) — 0.2%
Murphy Oil USA, Inc.
6.00%, 8/15/23	135	$138,206
Party City Holdings, Inc.
6.125%, 8/15/23(8)	60	60,300
6.625%, 8/1/26(8)	875	844,375

		$1,042,881

Road & Rail — 0.0%(9)
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(8)	45	$46,125

		$46,125

Security	Principal Amount* (000’s omitted)		Value
Software and Services — 0.0%(9)
IHS Markit, Ltd.
5.00%, 11/1/22(8)		60	$63,553

			$63,553

Steel — 0.2%
Allegheny Technologies, Inc.
7.875%, 8/15/23		972	$1,050,975

			$1,050,975

Surface Transport — 0.2%
DAE Funding, LLC
5.00%, 8/1/24(8)		875	$923,956
XPO Logistics, Inc.
6.50%, 6/15/22(8)		56	57,030

			$980,986

Telecommunications — 1.2%
CenturyLink, Inc.
6.75%, 12/1/23		40	$43,266
CommScope Technologies, LLC
6.00%, 6/15/25(8)		45	41,175
5.00%, 3/15/27(8)		880	742,500
CommScope, Inc.
6.00%, 3/1/26(8)		900	914,355
Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd.
8.75%, 5/25/24(8)		550	519,750
Frontier Communications Corp.
7.625%, 4/15/24		30	16,689
6.875%, 1/15/25		45	24,975
Hughes Satellite Systems Corp.
6.625%, 8/1/26		875	945,840
Intelsat Jackson Holdings S.A.
5.50%, 8/1/23		25	23,156
8.50%, 10/15/24(8)		447	448,162
Level 3 Financing, Inc.
5.375%, 1/15/24		25	25,403
Sprint Communications, Inc.
7.00%, 8/15/20		144	149,718
6.00%, 11/15/22		5	5,325
Sprint Corp.
7.25%, 9/15/21		225	242,156
7.875%, 9/15/23		1,334	1,485,743
7.625%, 2/15/25		327	362,980
T-Mobile USA, Inc.
6.375%, 3/1/25		35	36,356
6.50%, 1/15/26		110	117,392
Wind Tre SpA
2.75%, (3 mo. EURIBOR + 2.75%), 1/20/24(8)(10)	EUR	575	632,582

			$6,777,523

Security	Principal Amount* (000’s omitted)	Value
Utilities — 0.4%
Calpine Corp.
5.25%, 6/1/26(8)	1,925	$1,951,507
Vistra Energy Corp.
8.125%, 1/30/26(8)	25	26,938

		$1,978,445

Total Corporate Bonds & Notes (identified cost $65,927,342)		$66,057,328

Asset-Backed Securities — 3.6%

Security	Principal Amount (000’s omitted)	Value
Ares XXXIIR CLO, Ltd.
Series 2014-32RA, Class D, 8.368%, (3 mo. USD LIBOR + 5.85%), 5/15/30(8)(10)	$2,000	$1,857,399
Benefit Street Partners CLO XVII, Ltd.
Series 2019-17A, Class E, 8.93%, (3 mo. USD LIBOR + 6.60%), 7/15/32(8)(10)	1,000	993,447
BlueMountain CLO XXV, Ltd.
Series 2019-25A, Class E, 8.986%, (3 mo. USD LIBOR + 6.70%), 7/15/32(8)(10)	1,000	999,442
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class DR2, 8.803%, (3 mo. USD LIBOR + 6.50%), 1/14/32(8)(10)	1,200	1,151,199
Series 2015-5A, Class DR, 8.978%, (3 mo. USD LIBOR + 6.70%), 1/20/32(8)(10)	500	489,399
Dryden Senior Loan Fund
Series 2015-40A, Class ER, 8.268%, (3 mo. USD LIBOR + 5.75%), 8/15/31(8)(10)	1,000	943,234
Galaxy XV CLO, Ltd.
Series 2013-15A, Class ER, 8.948%, (3 mo. USD LIBOR + 6.65%), 10/15/30(8)(10)	1,000	942,325
Galaxy XXI CLO, Ltd.
Series 2015-21A, Class ER, 7.528%, (3 mo. USD LIBOR + 5.25%), 4/20/31(8)(10)	1,000	900,687
Galaxy XXV CLO, Ltd.
Series 2018-25A, Class E, 8.226%, (3 mo. USD LIBOR + 5.95%), 10/25/31(8)(10)	250	232,099
Golub Capital Partners CLO 23M, Ltd.
Series 2015-23A, Class ER, 8.028%, (3 mo. USD LIBOR + 5.75%), 1/20/31(8)(10)	1,200	1,091,281
Kayne CLO 5, Ltd.
Series 2019-5A, Class E, 8.881%, (3 mo. USD LIBOR + 6.70%), 7/24/32(8)(10)	1,000	983,852
Madison Park Funding XXXVII, Ltd.
Series 2019-37A, Class E, 8.853%, (3 mo. USD LIBOR + 6.55%), 7/15/32(8)(10)	1,000	992,602
Neuberger Berman CLO, Ltd.
Series 2019-31A, Class E, 9.274%, (3 mo. USD LIBOR + 6.75%), 4/20/31(8)(10)	600	590,293
Palmer Square CLO, Ltd.
Series 2013-2A, Class DRR, 8.153%, (3 mo. USD LIBOR + 5.85%), 10/17/31(8)(10)	900	842,254
Series 2015-2A, Class DR, 8.778%, (3 mo. USD LIBOR + 6.50%), 7/20/30(8)(10)	1,200	1,188,702
Southwick Park CLO, LLC
Series 2019-4A, Class E, (3 mo. USD LIBOR + 6.70%), 7/20/32(8)(14)	2,000	1,970,000
Vibrant CLO X, Ltd.
Series 2018-10A, Class D, 8.468%, (3 mo. USD LIBOR + 6.19%), 10/20/31(8)(10)	775	716,167

Security	Principal Amount (000’s omitted)	Value
Vibrant CLO XI, Ltd.
Series 2019-11A, Class D, (3 mo. USD LIBOR + 6.77%), 7/20/32(8)(14)	$1,000	$982,500
Voya CLO, Ltd.
Series 2013-1A, Class DR, 8.783%, (3 mo. USD LIBOR + 6.48%), 10/15/30(8)(10)	2,000	1,875,519

Total Asset-Backed Securities (identified cost $20,360,133)		$19,742,401

Common Stocks — 1.7%

Security	Shares	Value
Aerospace and Defense — 0.1%
IAP Global Services, LLC(3)(15)(16)	55	$739,057

		$739,057

Automotive — 0.1%
Dayco Products, LLC(15)(16)	18,702	$598,464

		$598,464

Business Equipment and Services — 0.0%(9)
Crossmark Holdings, Inc.(15)(16)	2,801	$228,282

		$228,282

Chemicals and Plastics — 0.1%
Hexion Holdings Corp., Class B(15)(16)	38,940	$438,075

		$438,075

Electronics/Electrical — 0.0%(9)
Answers Corp.(3)(15)(16)	93,678	$187,356

		$187,356

Health Care — 0.0%(9)
New Millennium Holdco, Inc.(15)(16)	61,354	$4,295

		$4,295

Nonferrous Metals/Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(15)(16)	76,163	$0

		$0

Oil and Gas — 0.7%
AFG Holdings, Inc.(3)(15)(16)	29,086	$1,925,784
Fieldwood Energy, Inc.(15)(16)	19,189	610,849
Nine Point Energy Holdings, Inc.(3)(15)(16)(17)	758	8
Samson Resources II, LLC, Class A(15)(16)	44,102	1,058,448
Southcross Holdings Group, LLC(3)(15)(16)	59	0
Southcross Holdings L.P., Class A(15)(16)	59	31,712

		$3,626,801

Publishing — 0.4%
ION Media Networks, Inc.(3)(15)	3,990	$2,053,613
Tweddle Group, Inc.(3)(15)(16)	1,778	5,708

		$2,059,321

Security	Shares	Value
Radio and Television — 0.3%
Clear Channel Outdoor Holdings, Inc.(15)(16)	86,335	$261,595
Cumulus Media, Inc., Class A(15)(16)	38,163	576,643
iHeartMedia, Inc., Class A(15)(16)	36,714	549,241

		$1,387,479

Retailers (Except Food and Drug) — 0.0%(9)
David’s Bridal, Inc.(15)(16)	18,846	$75,384

		$75,384

Total Common Stocks (identified cost $6,811,327)		$9,344,514

Convertible Preferred Stocks — 0.0%(9)

Security	Shares	Value
Oil and Gas — 0.0%(9)
Nine Point Energy Holdings, Inc., Series A, 12.00%(3)(16)(17)	14	$11,345

Total Convertible Preferred Stocks (identified cost $14,000)		$11,345

Closed-End Funds — 1.9%

Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	99,936	$1,281,179
Invesco Senior Income Trust	483,234	2,048,912
Nuveen Credit Strategies Income Fund	365,228	2,804,951
Nuveen Floating Rate Income Fund	148,079	1,445,251
Nuveen Floating Rate Income Opportunity Fund	103,281	1,000,793
Voya Prime Rate Trust	396,676	1,904,045

Total Closed-End Funds (identified cost $12,168,732)		$10,485,131

Miscellaneous — 0.0%(9)

Security	Shares/ Principal Amount	Value
Oil and Gas — 0.0%(9)
Paragon Offshore Finance Company, Class A(15)(16)	1,527	$840
Paragon Offshore Finance Company, Class B(15)(16)	764	22,538

		$23,378

Telecommunications — 0.0%
Avaya, Inc., Escrow Certificates(3)(16)	$25,000	$0

		$0

Total Miscellaneous (identified cost $16,616)		$23,378

Short-Term Investments — 2.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.31%(18)	13,733,711	$13,733,711

Total Short-Term Investments (identified cost $13,733,467)		$13,733,711

Total Investments — 157.0% (identified cost $881,882,079)		$859,780,307

Less Unfunded Loan Commitments — (0.1)%		$(406,235)

Net Investments — 156.9% (identified cost $881,475,844)		$859,374,072

Other Assets, Less Liabilities — (43.1)%		$(235,754,995)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (13.8)%		$(75,844,955)

Net Assets Applicable to Common Shares — 100.0%		$547,774,122

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)

The stated interest rate represents the weighted average interest rate at July 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after July 31, 2019, at which time the interest rate will be determined.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Fixed-rate loan.

(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2019, the aggregate value of these securities is $66,095,914 or 12.1% of the Trust’s net assets applicable to common shares.

(9)	Amount is less than 0.05%.

(10)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2019.

(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(12)	Security converts to floating rate after the indicated fixed-rate coupon period.

(13)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(14)	When-issued, variable rate security whose interest rate will be determined after July 31, 2019.

(15)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(16)	Non-income producing security.

(17)	Restricted security.

(18)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2019 was $204,105.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	629,566	CAD	848,925	HSBC Bank USA, N.A.	8/30/19	$—	$(14,020)
USD	12,505,577	EUR	11,148,801	State Street Bank and Trust Company	8/30/19	136,339	—
USD	1,633,562	EUR	1,450,000	State Street Bank and Trust Company	8/30/19	24,833	—
USD	598,662	EUR	523,688	State Street Bank and Trust Company	8/30/19	17,648	—
USD	821,878	EUR	725,000	State Street Bank and Trust Company	8/30/19	17,514	—
USD	1,045,257	EUR	913,015	Deutsche Bank AG	9/30/19	29,705	—
USD	22,209,917	EUR	19,400,950	HSBC Bank USA, N.A.	9/30/19	630,125	—
USD	111,818	EUR	100,000	State Street Bank and Trust Company	9/30/19	588	—
USD	16,360,480	EUR	14,592,067	Goldman Sachs International	10/31/19	90,153	—
USD	2,022,310	GBP	1,625,924	State Street Bank and Trust Company	10/31/19	36,614	—

						$983,519	$(14,020)

Abbreviations:

CIDOR	-	Canada Three Month Interbank Rate

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

Restricted Securities

At July 31, 2019, the Trust owned the following securities (representing less than 0.01% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Nine Point Energy Holdings, Inc.	7/15/14	758	$34,721	$8
Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	14	14,000	11,345

Total Restricted Securities			$48,721	$11,353

At July 31, 2019, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

At July 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $983,519 and $14,020, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2019, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$737,226,176	$2,750,088	$739,976,264
Corporate Bonds & Notes	—	66,057,328	—	66,057,328
Asset-Backed Securities	—	19,742,401	—	19,742,401
Common Stocks	1,825,554	2,607,434	4,911,526	9,344,514
Convertible Preferred Stocks	—	—	11,345	11,345
Closed-End Funds	10,485,131	—	—	10,485,131
Miscellaneous	—	23,378	0	23,378
Short-Term Investments	—	13,733,711	—	13,733,711
Total Investments	$12,310,685	$839,390,428	$7,672,959	$859,374,072
Forward Foreign Currency Exchange Contracts	$—	$983,519	$—	$983,519
Total	$12,310,685	$840,373,947	$7,672,959	$860,357,591

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(14,020)	$—	$(14,020)
Total	$—	$(14,020)	$—	$(14,020)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2019 is not presented.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.